Item 1. Report to the Shareholders

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
AUGUST 31, 2004

                                                                     Certified
                                                                     Semiannual
                                                                     Report




This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 8/31/04

New York Tax-Free Bond Fund  $18,089

Lehman Brothers Municipal Bond Index  $18,871

Lipper New York Municipal Debt Funds Average  $17,409

                Lehman Brothers          Lipper New York                New York
                 Municipal Bond           Municipal Debt                Tax-Free
                          Index            Funds Average               Bond Fund

 8/31/94              $  10,000               $   10,000             $    10,000

 8/31/95                 10,887                   10,673                  10,768

 8/31/96                 11,457                   11,183                  11,362

 8/31/97                 12,516                   12,228                  12,381

 8/31/98                 13,599                   13,277                  13,533

 8/31/99                 13,667                   13,086                  13,314

 8/31/00                 14,592                   13,829                  14,187

 8/31/01                 16,080                   15,288                  15,712

 8/31/02                 17,083                   15,999                  16,526

 8/31/03                 17,619                   16,364                  17,053

 8/31/04                 18,871                   17,409                  18,089

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04                              1 Year    5 Years    10 Years
--------------------------------------------------------------------------------

New York Tax-Free Bond Fund                         6.07%     6.32%        6.11%

Lehman Brothers Municipal Bond Index                7.11      6.67         6.56

Lipper New York Municipal Debt Funds Average        6.31      5.73         5.69


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                              8/31/03   8/31/04
--------------------------------------------------------------------------------
Price Per Share                                                $11.18    $11.38

30-Day Standardized Yield to Maturity                            3.62%     3.23%

Weighted Average Maturity (years)                                15.3      13.9

Weighted Average Effective Duration (years)                       6.5       5.0

Note: Yields will vary and are not guaranteed.

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------

Lease Revenue                                         11.8%                14.1%

Dedicated Tax Revenue                                 13.0                 12.4

Prerefunded Bonds                                      8.0                 11.8

Educational Revenue                                   10.0                 10.6

General Obligation - Local                            13.6                  9.3

Water and Sewer Revenue                                7.0                  7.0

Hospital Revenue                                       6.3                  6.6

Electric Revenue                                       5.8                  4.9

Air and Sea Transportation Revenue                     3.1                  3.5

Industrial and Pollution Control Revenue               2.1                  3.4

Ground Transportation Revenue                          4.2                  3.1

Life Care/Nursing Home Revenue                         2.7                  3.0

Housing Finance Revenue                                4.1                  2.9

All Other Sectors                                      6.5                  6.3

Other Assets Less Liabilities                          1.8                  1.1
--------------------------------------------------------------------------------

TOTAL                                                100.0%               100.0%

--------------------------------------------------------------------------------

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   8/31/03              8/31/04
--------------------------------------------------------------------------------

AAA                                                   53.4%                48.1%

AA                                                    24.4                 27.1

A                                                      9.4                 11.0

BBB                                                    7.6                  8.0

BB and Below                                           1.3                  1.1

Not Rated                                              3.9                  4.7
--------------------------------------------------------------------------------

TOTAL                                                100.0%               100.0%



Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds. You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

                                Tax-Free
                               Beginning            Ending        Expenses Paid
                           Account Value     Account Value        During Period*
                                  3/1/04           8/31/04    3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                        $    1,000         $     999            $    2.75

Hypothetical (assumes 5%
return before expenses)            1,000             1,023                 2.78

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.55%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03    2/28/02    2/28/01    2/29/00

NET ASSET VALUE

Beginning
of period      $  11.63   $  11.43   $  11.12   $  10.96   $  10.20   $  11.23

Investment
activities

  Net investment
  income (loss)    0.23       0.47       0.50       0.52       0.53       0.52

  Net realized
  and unrealized
  gain (loss)     (0.25)      0.20       0.31       0.15       0.76      (1.02)

  Total from
  investment
  activities      (0.02)      0.67       0.81       0.67       1.29      (0.50)

Distributions

  Net investment
  income          (0.23)     (0.47)     (0.50)     (0.51)     (0.53)     (0.52)

  Net realized
  gain             --         --         --         --         --        (0.01)

  Total
  distributions   (0.23)     (0.47)     (0.50)     (0.51)     (0.53)     (0.53)

NET ASSET VALUE

END OF PERIOD  $  11.38   $  11.63   $  11.43   $  11.12   $  10.96   $  10.20
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.10)%     6.05%      7.48%      6.27%     12.98%     (4.47)%

Ratio of total
expenses to
average net
assets             0.55%+     0.55%      0.55%      0.56%      0.56%      0.58%

Ratio of net
investment
income (loss)
to average
net assets         4.14%+     4.19%      4.47%      4.68%      5.03%      4.94%

Portfolio
turnover
rate               26.0%+     28.7%      30.0%      33.5%      36.1%      77.5%

Net assets,
end of period
(in thousands)  $237,129   $246,936   $231,325   $219,004   $205,462   $180,243

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)

NEW YORK  93.7%

Albany IDA, Charitable Leadership Foundation
5.75%, 7/1/26                                        2,000                2,040

Albany Parking Auth.
    5.125%, 7/15/11                                    430                  461

    5.25%, 10/15/12                                    645                  693

    5.625%, 7/15/25                                    750                  789

Dormitory Auth. of the State of New York
    VRDN (Currently 1.34%) (FGIC Insured)            1,295                1,295

    5.125%, 7/1/25 (Prerefunded 7/1/10+)
    (FGIC Insured)                                   1,500                1,681

    5.25%, 7/1/31 (Prerefunded 7/1/11+)              2,240                2,536

   Augustana Lutheran Home, 5.50%, 8/1/20
  (MBIA Insured)                                       920                1,009

  Columbia Univ.
    5.00%, 7/1/22                                    2,500                2,611

    5.00%, 7/1/24                                    1,000                1,047

  Cornell Univ., VRDN (Currently 1.32%)              2,150                2,150

  Maimonides Medical Center, 5.75%, 8/1/35
  (MBIA Insured)                                     1,500                1,593

  Memorial Sloan-Kettering, 5.00%, 7/1/34            2,815                2,844

  Mount Sinai Health, 6.00%, 7/1/13                  1,700                1,700

  New York Medical College, 5.25%, 7/1/12
  (MBIA Insured)                                     2,110                2,331

  New York Methodist Hosp., 5.25%, 7/1/24            1,500                1,551

  Nyack Hosp., 6.00%, 7/1/06                           870                  847

  Rockefeller Univ., 5.00%, 7/1/32                   2,000                2,043

  Saint John's Univ., 5.25%, 7/1/25
  (MBIA Insured)                                     2,500                2,634

  State Personal Income Tax Ed.
    5.00%, 3/15/32                                   1,600                1,617

    5.375%, 3/15/22                                  1,550                1,683

  State Univ. Dormitory Fac., 5.375%, 7/1/23
  (Prerefunded 7/1/12+)                              1,000                1,145

  State Univ. of New York
    4.00%, 2/15/06                                   2,000                2,059

    7.50%, 5/15/11 (Prerefunded 5/15/05+)              775                  948

    7.50%, 5/15/11                                   1,950                2,293

  Univ. of Rochester, STEP, 0%, 7/1/15
  (MBIA Insured)                                     1,470                1,181

  Westchester County
    5.25%, 8/1/15                                    2,000                2,170

    5.25%, 8/1/16                                    4,250                4,611

  Yeshiva Univ.
    5.00%, 7/1/26 (AMBAC Insured)                    1,200                1,225

    5.375%, 7/1/17 (AMBAC Insured)                     900                  999

Dutchess County IDA
  Bard College, 5.75%, 8/1/30                        1,750                1,863

  Vasser College, 5.35%, 9/1/40                      1,000                1,040

Essex County IDA, PCR, Int'l Paper,
5.70%, 7/1/16 #                                      1,850                1,962

Huntington Housing Auth., Gurwin Jewish
Senior Home 6.00%, 5/1/39                              750                  705

Islip Recovery Agency, 5.75%, 7/1/23
(FSA Insured) #                                        250                  269

Long Island Power Auth.
    5.00%, 6/1/05                                    2,000                2,048

    5.00%, 12/1/05                                   1,500                1,557

    5.50%, 12/1/06 (AMBAC Insured)                   3,525                3,803

  New York City Electric Systems
    Zero Coupon, 6/1/21(FSA Insured)                 2,000                  938

    5.125%, 12/1/22 (FSA Insured)                    1,500                1,585

Madison County IDA, Colgate Univ.,
5.00%, 7/1/33                                        1,000                1,011

Metropolitan Transportation Auth.
    4.75%, 7/1/16 (Prerefunded 1/1/12+)
    (FSA Insured)                                      535                  587

    4.75%, 7/1/16 (Prerefunded 7/1/12+)
    (FSA Insured)                                    1,215                1,338

    5.00%, 7/1/25 (FGIC Insured)                     2,000                2,057

    5.125%, 11/15/31                                 2,250                2,290

    5.25%, 11/15/25 (FGIC Insured)                   4,920                5,188

Monroe County, GO
    5.00%, 3/1/18 (FGIC Insured)                     3,205                3,419

  Public Improvement, 5.00%, 3/1/17
  (FGIC Insured)                                     1,000                1,073

Mount Sinai Union Free School Dist., GO
  Suffolk County
    6.20%, 2/15/17 (AMBAC Insured)                   1,025                1,257

    6.20%, 2/15/18 (AMBAC Insured)                     515                  635

  Nassau County
    6.50%, 11/1/13 (Prerefunded 11/1/04+)
    (FGIC Insured) ++                                1,500                1,558

    7.00%, 3/1/13 (Prerefunded 3/1/10+)
    (FSA Insured)                                    3,500                4,213

Nassau County, GO, 6.00%, 7/1/08
(FGIC Insured)                                       1,360                1,533

Nassau County IDA
  Hofstra Univ.
    6.90%, 1/1/14 (Prerefunded 1/1/05+)                350                  364

    6.90%, 1/1/15 (Prerefunded 1/1/05+)                375                  389

New Rochelle, GO
    6.25%, 3/15/17 (MBIA Insured)                      375                  383

    6.25%, 3/15/18 (MBIA Insured)                      400                  409

    6.25%, 3/15/19 (MBIA Insured)                      425                  434

New York City, GO
    5.00%, 8/1/06                                      875                  925

    5.25%, 8/1/14                                    3,305                3,629

    5.75%, 10/15/13                                  1,105                1,213

    5.875%, 3/15/12                                  2,000                2,157

    6.00%, 8/1/12                                    1,000                1,081

    6.25%, 8/1/09                                    1,200                1,303

    6.25%, 8/1/09 (Prerefunded 8/1/06+)                 50                   55

New York City Health & Hosp. Corp., 5.50%,
2/15/19 (FSA Insured)                                1,500                1,665

New York City Housing Dev. Corp, Multi-Family
Housing VRDN (Currently 1.35%) #                     1,800                1,800

New York City IDA
  IDRB, JFK Airport, 5.50%, 7/1/28 #                 2,500                2,435

  MSMC Realty, VRDN (Currently 1.34%)                  500                  500

  New York Univ., 5.375%, 7/1/18
  (AMBAC Insured)                                    1,275                1,415

  USTA National Tennis Center, 6.375%, 11/15/14
  (FSA Insured)                                      1,000                1,031

 New York City Municipal Water Fin. Auth.
    Zero Coupon, 6/15/20                             1,450                  717

    VRDN (Currently 1.34%) (MBIA Insured)            2,000                2,000

    5.00%, 6/15/29                                   5,000                5,061

    5.00%, 6/15/34                                   1,500                1,515

    5.875%, 6/15/26                                  3,405                3,667

    5.875%, 6/15/26 (Prerefunded 6/15/06+)             595                  645

 New York City Transitional Fin. Auth.
    VRDN (Currently 1.33%)                           1,100                1,100

    VRDN (Currently 1.36%)                           1,100                1,100

    5.00%, 8/1/24                                    1,625                1,673

    5.00%, 2/1/33                                    1,000                1,010

    6.00%, 8/15/15 (Prerefunded 8/15/09+)
    (FGIC Insured)                                   1,000                1,165

New York State Environmental Fac., Clean Water
& Drinking 5.25%, 11/15/20                           2,000                2,176

New York State Environmental Fac. PCR
    5.75%, 6/15/11                                      95                  111

    5.75%, 5/15/11 - 6/15/12
    (Escrowed to Maturity)                             905                1,060

  Waste Management, 4.45%, 7/1/17
  (Tender 7/1/09) #                                  2,500                2,566

New York State Housing Fin. Agency, 8.00%, 5/1/11
(Escrowed to Maturity)                               1,000                1,226

New York State Local Gov't. Assistance,
6.00%, 4/1/14                                        3,110                3,677

New York State Medical Care Fac., 6.50%, 8/15/29
(Prerefunded 2/15/05+) (AMBAC Insured)               1,000                1,043

New York State Mortgage Agency
  Single Family
    5.70%, 10/1/17 #                                 2,120                2,227

    5.80%, 10/1/20 #                                 1,000                1,059

    5.85%, 10/1/18 #                                   755                  808

    5.95%, 4/1/30 #                                  1,020                1,062

New York State Power Auth., 5.00%, 11/15/08          1,500                1,648

New York State Thruway Auth.
  Highway & Bridge
    5.00%, 3/15/08                                   2,320                2,509

    5.00%, 3/15/10                                   2,000                2,193

    5.00%, 4/1/17 (FGIC Insured)                     5,000                5,368

    5.50%, 4/1/17 (FGIC Insured)                     2,495                2,766

    5.50%, 4/1/18 (FGIC Insured)                     1,000                1,112

New York State Urban Dev. Corp., Corrections
& Youth Fac. 6.00% 1/1/15 (Prerefunded 1/1/09+)
(AMBAC Insured)                                      4,000                4,600

Niagara County, GO
    5.25%, 8/15/14 (MBIA Insured)                      435                  494

    5.25%, 8/15/15 (MBIA Insured)                      335                  382

Niagara County IDA, American Ref-Fuel,
5.55%, 11/15/24 (Tender 11/15/13) #                  1,500                1,568

Nyack Union Free School Dist., GO, 5.25%,
12/15/15 (FGIC Insured)                                550                  628

Oneida County IDA
  St. Elizabeth Medical Center
    5.50%, 12/1/10                                     500                  502

    5.625%, 12/1/09                                  1,000                1,012

    5.75%, 12/1/19                                   1,600                1,448

Port Auth. of New York & New Jersey
    5.00%, 7/15/24 (FSA Insured) #                   2,000                2,041

    5.875%, 9/15/15 (FGIC Insured) #                 2,000                2,152

    6.125%, 6/1/94                                   1,000                1,130

    6.50%, 7/15/19 (FGIC Insured) #                  2,000                2,055

  JFK International Air Terminal, VRDN
  (Currently 1.37%) (MBIA Insured) #                 1,000                1,000

Rochester, GO
    5.00%, 2/15/20 (MBIA Insured)                      110                  121

    5.00%, 2/15/21 (MBIA Insured)                      110                  120

Suffolk County, 5.75%, 4/15/14
(AMBAC Insured)                                      4,510                5,109

Suffolk County IDA
  Gurwin Jewish Senior Home, 6.70%, 5/1/39           1,000                1,022

  Huntington Hosp.
    5.875%, 11/1/32                                  2,000                2,056

    6.00%, 11/1/22                                   2,000                2,107

  Jefferson Ferry, 7.20%, 11/1/19                    2,000                2,084

Suffolk County Water Auth., 5.125%, 6/1/26
(FGIC Insured)                                       1,350                1,395

Tobacco Settlement Fin. Corp.
    5.00%, 6/1/08                                    1,250                1,345

    5.25%, 6/1/13                                    1,235                1,327

    5.25%, 6/1/20 (AMBAC Insured)                    1,500                1,618

    5.25%, 6/1/21 (AMBAC Insured)                    1,000                1,071

    5.25%, 6/1/22 (AMBAC Insured)                      260                  277

Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30
(Prerefunded 7/1/10+)                                2,000                2,325

Triborough Bridge & Tunnel Auth.
    5.00%, 1/1/20 (Escrowed to Maturity)             2,060                2,264

    5.00%, 11/15/28 (AMBAC Insured)                  3,000                3,059

United Nations Dev. Corp., 5.25%, 7/1/25             1,000                1,037

Westchester County Health Care Corp., GO,
5.375%,  11/1/30                                     3,000                3,117

Westchester County IDA
  Hebrew Hosptial, 7.375%, 7/1/30                    1,250                1,326

  Kendal on Hudson, 6.50%, 1/1/34                    1,000                1,000

  Wheelbrator, 6.00%, 7/1/08
  (AMBAC Insured) #                                    730                  816

  Winward School, 5.25%, 10/1/31
  (RAA Insured)                                      1,500                1,536

TOTAL NEW YORK (COST  $208,822)                                         222,311

PUERTO RICO  4.9%

Puerto Rico Highway & Transportation Auth.
    5.00%, 7/1/36                                    1,000                1,009

    5.50%, 7/1/18                                    2,000                2,138

Puerto Rico Public Buildings Auth., GO
    4.00%, 7/1/26 (Tender 7/1/07)
    (MBIA Insured)                                   1,100                1,156

    5.50%, 7/1/24                                    2,000                2,166

Puerto Rico Public Fin. Corp.
    5.25%, 8/1/29 (Tender 2/1/12)
    (MBIA Insured)                                   3,025                3,363

    5.50%, 8/1/29                                      380                  399

    5.50%, 8/1/29 (Prerefunded 2/1/12+)              1,120                1,271

TOTAL PUERTO RICO (COST  $10,812)                                        11,502

U. S. VIRGIN ISLANDS 0.3%

Virgin Islands PFA

  Hovensa Refinery
    5.875%, 7/1/22 #                                   250                  263

    6.125%, 7/1/22 #                                   500                  533

TOTAL U. S. VIRGIN ISLANDS (COST  $750)                                     796

FUTURES CONTRACTS  0.0%

Variation margin receivable (payable) on
open futures contracts (2)                                                   (8)

TOTAL FUTURES CONTRACTS                                                      (8)

Total Investments in Securities

98.9% of Net Assets (Cost  $220,384)                                  $ 234,601
                                                                      ---------

--------------------------------------------------------------------------------

(2) Open Futures Contracts at August 31, 2004 were as follows:

($ 000s)

                                              Contract             Unrealized
                               Expiration       Value              Gain (Loss)
                               ----------  ---------------      ----------------
Short, 20 U.S. Treasury ten
year contracts, $70 par of
6.50% Nassau County Bonds
pledged as initial margin         9/04     $        (2,269)     $          (121)

Net payments (receipts) of
variation margin to date                                                    113

Variation margin receivable (payable)
on open futures contracts                                       $            (8)
                                                                ---------------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004

+     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

RAA   Radian Asset Assurance Inc.

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $220,384)        $            234,601

Other assets                                                              2,863

Total assets                                                            237,464

Liabilities

Total liabilities                                                           335

NET ASSETS                                                 $            237,129
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                269

Undistributed net realized gain (loss)                                     (511)

Net unrealized gain (loss)                                               14,104

Paid-in-capital applicable to 20,829,836 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   223,267

NET ASSETS                                                 $            237,129
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.38
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04
Investment Income (Loss)

Interest income                                            $              5,571

Expenses

  Investment management                                                     494

  Shareholder servicing                                                      71

  Custody and accounting                                                     55

  Prospectus and shareholder reports                                         16

  Legal and audit                                                             7

  Registration                                                                2

  Trustees                                                                    2

  Miscellaneous                                                               2

  Total expenses                                                            649

  Net investment income (loss)                                            4,922

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               (478)

  Futures                                                                    97

  Net realized gain (loss)                                                 (381)

Change in net unrealized gain (loss)

  Securities                                                             (4,915)

  Futures                                                                   (98)

  Change in net unrealized gain (loss)                                   (5,013)

Net realized and unrealized gain (loss)                                  (5,394)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $               (472)
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/04              2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         4,922      $         9,802

  Net realized gain (loss)                            (381)                 784

  Change in net unrealized gain (loss)              (5,013)               3,542

  Increase (decrease) in net assets
  from operations                                     (472)              14,128

Distributions to shareholders

  Net investment income                             (4,893)              (9,748)

Capital share transactions *

  Shares sold                                       17,524               52,321

  Distributions reinvested                           3,697                7,249

  Shares redeemed                                  (25,663)             (48,339)

  Increase (decrease) in net assets from
  capital share transactions                        (4,442)              11,231

Net Assets

Increase (decrease) during period                   (9,807)              15,611

Beginning of period                                246,936              231,325

END OF PERIOD                              $       237,129      $       246,936
                                           -------------------------------------

(Including undistributed net
investment income of $269 at
8/31/04 and $240 at 2/29/04)

*Share information
  Shares sold                                        1,547                4,582

  Distributions reinvested                             328                  634

  Shares redeemed                                   (2,277)              (4,227)

  Increase (decrease) in shares outstanding           (402)                 989

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2004


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on August 28, 1986. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $29,263,000 and $39,055,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $220,167,000. Net unrealized gain aggregated $14,321,000 at period-end, of which $14,672,000 related to appreciated investments and $351,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $83,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $50,000 for T. Rowe Price Services, Inc. At period-end, a total of $13,000 of these expenses was payable.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price State Tax-Free Income Trust


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004